UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/16

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Emerging Markets Debt Local Currency Fund

SEMIANNUAL REPORT November 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Emerging Markets Debt Local Currency Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the six-month period from June 1, 2016 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite occasional bouts of volatility stemming from economic and political developments. In the wake of a robust market rally during the spring of 2016, a referendum in the United Kingdom to leave the European Union triggered heightened market turbulence in June. The market rally resumed over the summer as geopolitical concerns eased, and several broad measures of stock market performance climbed to record highs. Stock prices moderated prior to U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2016 through November 30, 2016, as provided by Javier Murcio and Federico Garcia Zamora, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2016, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of -1.74%, Class C shares returned -2.17%, Class I shares returned -1.63%, and Class Y shares returned -1.54%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index-Emerging Markets Global Diversified (the “Index”), produced a 0.22% total return for the same period.2

Emerging-markets bonds rallied over the summer and early fall of 2016 amid improving economic conditions, but pronounced market weakness following U.S. elections in November caused the Index to produce roughly flat returns for the reporting period overall. The fund lagged its benchmark, mainly due to shortfalls in its currency strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models. A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations. We also consider technical market factors and the global risk environment. We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

Robust Investor Demand Supported Emerging Bond Markets

The reporting period began on a strong note, as emerging-markets securities and currencies generally gained value when economic concerns in China eased, commodity prices rebounded from previous weakness, several major central banks announced new stimulus measures, U.S. monetary policymakers suggested that they would delay additional rate hikes, and many foreign currencies gained value against the U.S. dollar. Notably, the Bank of Japan and European Central Bank adopted negative short-term interest rates, a move that drove international fixed-income investors to higher yielding market sectors, including emerging-markets bonds.

In June, concerns surrounding a referendum in the United Kingdom to leave the European Union produced renewed market volatility. Yet, higher yielding bond market sectors quickly rebounded amid robust demand from international investors seeking more competitive yields than were available from sovereign bonds in developed markets. Emerging-markets bonds and currencies rallied particularly strongly in September, when global commodity prices continued to recover and it became apparent that interest rates in developed markets were likely to stay low for longer than previously expected.

However, emerging bond and currency markets gave back most of their previous gains in November, when the election of a new U.S. president raised questions regarding the implications of future U.S. foreign and trade policies on developing nations such as China and Mexico. Consequently, the Index ended the reporting period with relatively flat total returns.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Currency Volatility Hurt Performance

The fund’s performance compared to its benchmark was undermined during the reporting period by certain currency positions. A long position in the Polish zloty proved counterproductive when the currency weakened against the U.S. dollar, while short positions in the South African rand, Thai baht, and Turkish lira suffered as those currencies strengthened. The fund’s relative results also were hurt by underweighted exposure to bonds in South Africa and Turkey.

On the other hand, a number of other strategies helped support the fund’s relative performance over the reporting period. Most notably, a long position in Brazilian bonds gained value when local political and economic concerns abated and interest-rates declined. Falling interest rates also benefited the fund’s long positions in Mexico, where the fund focused on better performing quasi-sovereign and inflation-linked bonds that are not represented in the Index. The fund also achieved good results from Russian bonds, as well as from an overweighted position in Colombian bonds and long exposure to the Colombian peso.

At times during the reporting period, the fund employed forward contracts to establish its currency strategies, and it sold call options on the U.S. dollar to augment current income and gradually add to our exposure to EM currencies, which we believe to be oversold in contrast with their fundamentals.

The Outlook for the Asset Class is Promising

The market is waiting for the U.S. Congress to enact the new presidential administration’s fiscal, trade, and foreign policy proposals. We remain constructed in light of stable commodity prices, economic improvement in China, and generally stronger growth outlook in developed markets. As of the reporting period’s end, we have identified a number of opportunities meeting our investment criteria among bonds in Argentina, Brazil, Indonesia, Russia, Colombia, and Mexico and among currencies such as the Indonesia rupiah, Polish zloty, Russian ruble, and Colombian peso. In contrast, we have maintained underweighted exposure to bonds in Malaysia and short positions in Asian currencies such as the Philippines peso, Korean won, and Taiwan new dollar.

December 15, 2016

Bonds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits, and low savings rates, political factors, and government control. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 Source: FactSet — JPMorgan Government Bond Index-Emerging Markets Global Diversified Index is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds, and includes countries with debt markets that are readily accessible to foreign investors. The index is market capitalization weighted, with a cap of 10% to any one country. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.06	$11.06	$5.92	$5.17
Ending value (after expenses)	$982.60	$978.30	$983.70	$984.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.18	$11.26	$6.02	$5.27
Ending value (after expenses)	$1,017.95	$1,013.89	$1,019.10	$1,019.85

† Expenses are equal to the fund’s annualized expense ratio of 1.42% for Class A, 2.23% for Class C, 1.19% for Class I and 1.04% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

November 30, 2016 (Unaudited)

Bonds and Notes - 92.8%	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 92.8%
AHML Finance, Sr. Unscd. Notes	RUB	7.75	2/13/18	77,900,000		1,183,230
Argentine Government, Bonds	ARS	2.50	7/22/21	17,035,000	[b]	1,203,671
Argentine Government, Sr. Unscd. Bonds	ARS	27.67	3/28/17	1,900,000	[c]	124,970
Argentine Government, Sr. Unscd. Bonds	ARS	15.50	10/17/26	4,700,000		295,139
Argentine Government, Sr. Unscd. Bonds	ARS	16.00	10/17/23	7,100,000		444,170
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	405,000	[b,c]	180,074
Argentine Government, Unscd. Bonds	ARS	18.20	10/3/21	4,880,000		318,515
Brazilian Government, Bonds	BRL	0.00	10/1/17	14,300,000	[d]	3,834,318
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/23	12,770,000		3,655,885
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/25	2,640,000		743,347
Chilean Government, Sr. Unscd. Notes	CLP	5.50	8/5/20	230,500,000		356,920
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	3,373,600,000		1,282,735
Colombian Government, Bonds, Ser. B	COP	7.75	9/18/30	4,816,100,000		1,601,148
Comision Federal de Electricidad, Sr. Unscd. Bonds, Ser. 14-2	MXN	7.35	11/25/25	55,080,000		2,361,737
Findeter, Sr. Unscd. Notes	COP	7.88	8/12/24	6,800,000,000	[e]	2,058,728
Hungarian Government, Bonds, Ser. 24/B	HUF	3.00	6/26/24	186,470,000		633,382
Hungarian Government, Bonds, Ser. 25/B	HUF	5.50	6/24/25	497,140,000		1,971,809
Indonesian Government, Sr. Unscd. Bonds, Ser. FR56	IDR	8.38	9/15/26	5,147,000,000		388,749
Indonesian Government, Sr. Unscd. Bonds, Ser. FR58	IDR	8.25	6/15/32	24,440,000,000		1,785,735
Indonesian Government, Sr. Unscd. Bonds, Ser. FR66	IDR	5.25	5/15/18	1,620,000,000		115,770
Indonesian Government, Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	21,680,000,000		1,596,505
Indonesian Government, Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	7,003,000,000		519,573
Indonesian Government, Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	14,240,000,000		1,109,569
Malaysian Government, Sr. Unscd. Bonds, Ser. 115	MYR	3.96	9/15/25	4,600,000		990,626
Malaysian Government, Sr. Unscd. Bonds, Ser. 413	MYR	3.84	4/15/33	4,310,000		859,904
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	2,000,000		113,697

6

Bonds and Notes - 92.8% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 92.8% (continued)
Mexican Government, Bonds, Ser. M 30	MXN	10.00	11/20/36	3,500,000		211,379
Mexican Government, Bonds, Ser. S	MXN	4.50	12/4/25	5,600,000	[f]	1,650,673
Peruvian Government, Bonds	PEN	8.20	8/12/26	900,000		300,565
Peruvian Government, Bonds	PEN	6.35	8/12/28	2,950,000		856,872
Petroleos Mexicanos, Gtd. Notes	MXN	7.65	11/24/21	17,900,000		803,678
Petroleos Mexicanos, Gtd. Notes	MXN	7.19	9/12/24	17,670,000		729,400
Philippine Government, Sr. Unscd. Notes	PHP	4.95	1/15/21	19,000,000		384,738
Polish Government, Bonds, Ser. 1023	PLN	4.00	10/25/23	1,400,000		346,653
Polish Government, Bonds, Ser. 726	PLN	2.50	7/25/26	8,170,000		1,767,171
Russian Agricultural Bank, Sr. Unscd. Notes	RUB	8.63	2/17/17	112,600,000		1,753,329
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	86,745,000		1,198,873
Russian Government, Bonds, Ser. 6215	RUB	7.00	8/16/23	217,030,000		3,108,648
South African Government, Bonds, Ser. 2023	ZAR	7.75	2/28/23	3,100,000		210,124
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/26	9,620,000		749,311
South African Government, Bonds, Ser. R213	ZAR	7.00	2/28/31	31,700,000		1,830,226
Thai Government, Sr. Unscd. Bonds	THB	3.85	12/12/25	8,415,000		259,168
Thai Government, Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	52,200,000	[g]	1,525,259
Thai Government, Sr. Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	26,117,000	[g]	690,560
Transnet, Sr. Unscd. Notes	ZAR	9.50	5/13/21	43,900,000	[e]	2,923,081
Turkish Government, Bonds	TRY	8.70	7/11/18	1,000,000		285,240
Turkish Government, Bonds	TRY	8.80	9/27/23	6,030,000		1,598,019
Turkish Government, Bonds	TRY	10.40	3/20/24	7,385,000		2,119,396
Turkish Government, Bonds	TRY	10.60	2/11/26	3,305,000		946,567
Total Bonds and Notes (cost $69,728,856)				55,978,836
Short-Term Investments - 2.7%
U.S. Treasury Bills (cost $1,636,867)		0.47	4/27/17	1,640,000	[h]	1,636,359

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,039,066)	1,039,066	[i] 1,039,066
Total Investments (cost $72,404,789)	97.2%	58,654,261
Cash and Receivables (Net)	2.8%	1,688,502
Net Assets	100.0%	60,342,763

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

BRL—Brazilian Real

CLP—Chilean Peso

COP—Colombian Peso

HUF—Hungarian Forint

IDR—Indonesian Rupiah

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

ZAR—South African Rand
b Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $4,981,809 or 8.26% of net assets.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
h Held by a broker as collateral for open forward currency exchange contracts.
i Investment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Brazil	13.7
Russia	12.0
Mexico	9.7
South Africa	9.5
Indonesia	9.1
Colombia	8.2
Turkey	8.2
Short-Term/Money Market Investments	4.4
Argentina	4.3
Hungary	4.3
Thailand	4.1
Poland	3.5
Malaysia	3.1
Peru	1.9
Chile	.6
Philippines	.6
97.2

† Based on net assets.
See notes to financial statements.

9

STATEMENT OF OPTIONS WRITTEN

November 30, 2016 (Unaudited)

	Face Amount Covered by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
February 2017 @ BRL 3.8	600,000	(4,280)
Colombian Peso,
February 2017 @ COP 3,450	600,000	(4,989)
Indonesian Rupiah,
February 2017 @ IDR 14,500	600,000	(5,568)
Mexican New Peso,
December 2016 @ MXN 20	1,300,000	(37,335)
Mexican New Peso,
December 2016 @ MXN 22	1,200,000	(1,689)
South African Rand,
December 2016 @ ZAR 16	1,300,000	(1)
South African Rand,
February 2017 @ ZAR 16	600,000	(5,054)
South Korean Won,
January 2017 @ KRW 1,175	620,000	(11,122)
South Korean Won,
February 2017 @ KRW 1,200	600,000	(7,919)
Turkish Lira,
January 2017 @ TRY 3.25	600,000	(39,581)
Total Options Written (premiums received $99,972)		(117,538)

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	71,365,723	57,615,195
Affiliated issuers	1,039,066	1,039,066
Cash		33,830
Cash denominated in foreign currency	614,231	608,818
Dividends and interest receivable		2,359,288
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		731,034
Receivable for investment securities sold		44,135
Receivable for shares of Beneficial Interest subscribed		8,312
Unrealized appreciation on swap agreements—Note 4		4,151
Prepaid expenses		42,120
		62,485,949
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		152,160
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,630,047
Payable for shares of Beneficial Interest redeemed		121,410
Outstanding options written, at value (premiums received $99,972)—See Statement of Options Written—Note 4		117,538
Payable for investment securities purchased		69,237
Unrealized depreciation on swap agreements—Note 4		3,423
Accrued expenses		49,371
		2,143,186
Net Assets ($)		60,342,763
Composition of Net Assets ($):
Paid-in capital		311,174,582
Accumulated undistributed investment income—net		1,461,978
Accumulated net realized gain (loss) on investments		(237,142,218)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions		(15,151,579)
Net Assets ($)		60,342,763

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,431,018	2,830,310	45,061,772	8,019,663
Shares Outstanding	412,884	272,973	4,160,543	739,713
Net Asset Value Per Share ($)	10.73	10.37	10.83	10.84

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest (net of $55,917 foreign taxes withheld at source)	4,211,166
Dividends from affiliated issuers	1,009
Total Income	4,212,175
Expenses:
Management fee—Note 3(a)	440,183
Shareholder servicing costs—Note 3(c)	102,751
Custodian fees—Note 3(c)	50,153
Registration fees	33,757
Professional fees	28,134
Prospectus and shareholders’ reports	23,120
Distribution fees—Note 3(b)	12,366
Trustees’ fees and expenses—Note 3(d)	4,092
Loan commitment fees—Note 2	486
Miscellaneous	20,861
Total Expenses	715,903
Less—reduction in fees due to earnings credits—Note 3(c)	(716)
Net Expenses	715,187
Investment Income—Net	3,496,988
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(32,941,312)
Net realized gain (loss) on options transactions	190,443
Net realized gain (loss) on swap transactions	426,389
Net realized gain (loss) on forward foreign currency exchange contracts	(5,139,634)
Net Realized Gain (Loss)	(37,464,114)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	38,024,402
Net unrealized appreciation (depreciation) on options transactions	(108,527)
Net unrealized appreciation (depreciation) on swap transactions	(374,181)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	483,356
Net Unrealized Appreciation (Depreciation)	38,025,050
Net Realized and Unrealized Gain (Loss) on Investments	560,936
Net Increase in Net Assets Resulting from Operations	4,057,924

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations ($):
Investment income—net	3,496,988	39,767,391
Net realized gain (loss) on investments	(37,464,114)	(332,827,659)
Net unrealized appreciation (depreciation) on investments	38,025,050	186,956,101
Net Increase (Decrease) in Net Assets Resulting from Operations	4,057,924	(106,104,167)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	172,728	853,425
Class C	52,929	187,952
Class I	8,158,978	68,837,265
Class Y	214,283	65,997,319
Cost of shares redeemed:
Class A	(1,437,247)	(11,644,591)
Class C	(740,167)	(2,382,579)
Class I	(86,584,623)	(776,802,277)
Class Y	(1,625,898)	(139,459,215)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(81,789,017)	(794,412,701)
Total Increase (Decrease) in Net Assets	(77,731,093)	(900,516,868)
Net Assets ($):
Beginning of Period	138,073,856	1,038,590,724
End of Period	60,342,763	138,073,856
Undistributed (distributions in excess of) investment income—net	1,461,978	(2,035,010)
Capital Share Transactions (Shares):
Class A
Shares sold	15,236	75,929
Shares redeemed	(126,635)	(1,078,130)
Net Increase (Decrease) in Shares Outstanding	(111,399)	(1,002,201)
Class C
Shares sold	4,769	17,331
Shares redeemed	(67,331)	(222,960)
Net Increase (Decrease) in Shares Outstanding	(62,562)	(205,629)
Class Ia
Shares sold	709,378	6,188,783
Shares redeemed	(7,384,339)	(71,979,220)
Net Increase (Decrease) in Shares Outstanding	(6,674,961)	(65,790,437)
Class Ya
Shares sold	18,297	5,623,138
Shares redeemed	(140,372)	(12,955,112)
Net Increase (Decrease) in Shares Outstanding	(122,075)	(7,331,974)

[a]

During the period ended November 30, 2016, 2,706 Class Y shares representing $31,478 were exchanged for 2,707 Class I shares and during the period ended May 31, 2016, 7,414 Class Y shares representing $83,279 were exchanged for 7,420 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.92	11.90	14.38	14.57	13.32	15.22
Investment Operations:
Investment income—net[a]	.33	.74	.75	.64	.61	.67
Net realized and unrealized gain (loss) on investments	(.52)	(1.72)	(3.08)	(.55)	.98	(1.87)
Total from Investment Operations	(.19)	(.98)	(2.33)	.09	1.59	(1.20)
Distributions:
Dividends from Investment income—net	-	-	(.15)	(.21)	(.34)	(.59)
Dividends from net realized gain on investments	-	-	-	(.07)	-	(.11)
Total Distributions	-	-	(.15)	(.28)	(.34)	(.70)
Net asset value, end of period	10.73	10.92	11.90	14.38	14.57	13.32
Total Return (%)[b]	(1.74)[c]	(8.16)	(16.28)	.62	11.83	(8.12)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.42[d]	1.27	1.25	1.25	1.24	1.22
Ratio of net expenses to average net assets	1.42[d]	1.27	1.25	1.25	1.24	1.22
Ratio of net investment income to average net assets	5.72[d]	6.81	5.68	4.59	4.09	4.64
Portfolio Turnover Rate	26.99[c]	29.71	61.03	61.76	58.82	112.87
Net Assets, end of period ($ x 1,000)	4,431	5,726	18,158	47,720	89,327	78,351

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

14

Six Months Ended
Class C Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.59	11.63	14.11	14.35	13.14	15.06
Investment Operations:
Investment income—net[a]	.27	.65	.63	.56	.48	.55
Net realized and unrealized gain (loss) on investments	(.49)	(1.69)	(3.01)	(.57)	.97	(1.85)
Total from Investment Operations	(.22)	(1.04)	(2.38)	(.01)	1.45	(1.30)
Distributions:
Dividends from Investment income—net	-	-	(.10)	(.16)	(.24)	(.51)
Dividends from net realized gain on investments	-	-	-	(.07)	-	(.11)
Total Distributions	-	-	(.10)	(.23)	(.24)	(.62)
Net asset value, end of period	10.37	10.59	11.63	14.11	14.35	13.14
Total Return (%)[b]	(2.17)[c]	(8.94)	(16.88)	(.12)	10.98	(8.83)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.23[d]	2.04	2.00	1.99	2.00	1.96
Ratio of net expenses to average net assets	2.23[d]	2.04	2.00	1.99	2.00	1.96
Ratio of net investment income to average net assets	4.92[d]	6.07	4.83	4.04	3.25	3.84
Portfolio Turnover Rate	26.99[c]	29.71	61.03	61.76	58.82	112.87
Net Assets, end of period ($ x 1,000)	2,830	3,554	6,295	14,651	26,463	24,306

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.01	11.96	14.42	14.60	13.34	15.25
Investment Operations:
Investment income—net[a]	.36	.78	.77	.69	.65	.70
Net realized and unrealized gain (loss) on investments	(.54)	(1.73)	(3.06)	(.56)	.99	(1.88)
Total from Investment Operations	(.18)	(.95)	(2.29)	.13	1.64	(1.18)
Distributions:
Dividends from Investment income—net	-	-	(.17)	(.24)	(.38)	(.62)
Dividends from net realized gain on investments	-	-	-	(.07)	-	(.11)
Total Distributions	-	-	(.17)	(.31)	(.38)	(.73)
Net asset value, end of period	10.83	11.01	11.96	14.42	14.60	13.34
Total Return (%)	(1.63)[b]	(7.87)	(16.04)	.94	12.18	(7.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19[c]	1.00	.94	1.00	.94	.93
Ratio of net expenses to average net assets	1.19[c]	1.00	.94	1.00	.94	.93
Ratio of net investment income to average net assets	5.99[c]	7.04	5.80	4.96	4.35	4.88
Portfolio Turnover Rate	26.99[b]	29.71	61.03	61.76	58.82	112.87
Net Assets, end of period ($ x 1,000)	45,062	119,305	916,136	1,694,214	3,971,815	2,783,546

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

16

Six Months Ended
Class Y Shares	November 30, 2016	Year Ended May 31,
(Unaudited)		2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.01	11.96	14.43	13.89
Investment Operations:
Investment income—net[b]	.35	.81	.73	.63
Net realized and unrealized gain (loss) on investments	(.52)	(1.76)	(3.02)	.07
Total from Investment Operations	(.17)	(.95)	(2.29)	.70
Distributions:
Dividends from Investment income—net	-	-	(.18)	(.09)
Dividends from net realized gain on investments	-	-	-	(.07)
Total Distributions	-	-	(.18)	(.16)
Net asset value, end of period	10.84	11.01	11.96	14.43
Total Return (%)	(1.54)[c]	(7.94)	(15.94)	5.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[d]	.90	.88	.92[d]
Ratio of net expenses to average net assets	1.04[d]	.90	.88	.92[d]
Ratio of net investment income to average net assets	6.11[d]	6.81	5.50	5.39[d]
Portfolio Turnover Rate	26.99[c]	29.71	61.03	61.76
Net Assets, end of period ($ x 1,000)	8,020	9,489	98,002	78,882

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

20

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government	-	55,978,836	-	55,978,836
Registered Investment Company	1,039,066	-	-	1,039,066
U.S. Treasury	-	1,636,359	-	1,636,359
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†	-	731,034	-	731,034
Swaps†	-	4,151	-	4,151
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†	-	(1,630,047)	-	(1,630,047)
Options Written	-	(117,538)	-	(117,538)
Swaps†	-	(3,423)	-	(3,423)

† Amount shown represents unrealized appreciation (depreciation) at period end.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2016 were as follows:

Affiliated Investment Company	Value 5/31/2016 ($)	Purchases ($)	Sales ($)	Value 11/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	2,161,210	35,744,636	36,866,780	1,039,066	1.7

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation

22

restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $199,244,330 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2016. The fund has $118,261,885 of short-term capital losses and $80,982,445 of long-term capital losses which can be carried forward for an unlimited period.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2016, Class C shares were charged $12,366 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended

24

November 30, 2016, Class A and Class C shares were charged $6,396 and $4,122, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $47,347 for transfer agency services and $1,581 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $716.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $50,153 pursuant to the custody agreement.

During the period ended November 30, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $38,270, Distribution Plan fees $1,810, Shareholder Services Plan fees $1,543, custodian fees $90,000, Chief Compliance Officer fees $6,501 and transfer agency fees $14,036.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2016, redemption fees charged and retained by the fund amounted to $3,725.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions, forward contracts and swap transactions, during the period ended November 30, 2016, amounted to $28,604,246 and $99,472,415, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended November 30, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date

26

on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended November 30, 2016:

Option Written:	Face Amount Covered By Contracts ($)	Premiums Received ($)	Options Terminated
			Cost ($)	Net Realized Gain (Loss) ($)
Contracts outstanding
May 31, 2016	6,000,000	114,967
Contracts written	14,820,000	190,048
Contracts terminated:
Contracts expired	12,800,000	205,043	-	205,043
Contracts outstanding November 30, 2016	8,020,000	99,972

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at November 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Brazilian Real,
Expiring
12/2/2016	32,010,000	10,003,832	9,459,040	(544,792)
Indonesian Rupiah,
Expiring
1/13/2017	20,266,505,000	1,520,471	1,485,476	(34,995)
Taiwan Dollar,
Expiring
1/13/2017	19,160,000	612,336	602,031	(10,305)
Barclays Bank
Indonesian Rupiah,
Expiring
1/13/2017	9,341,400,000	686,111	684,698	(1,413)
Polish Zloty,
Expiring
1/13/2017	10,970,000	2,761,432	2,608,582	(152,850)
Citigroup
Argentine Peso,
Expiring
12/21/2016	3,820,000	242,694	237,017	(5,677)
Brazilian Real,
Expiring
12/2/2016	11,475,000	3,446,623	3,390,893	(55,730)

28

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Citigroup (continued)
Chilean Peso,
Expiring
1/13/2017	212,380,000	316,324	313,088	(3,236)
Peruvian New Sol,
Expiring
1/9/2017	1,130,000	330,265	329,364	(901)
Russian Ruble,
Expiring
1/13/2017	119,370,000	1,873,353	1,842,023	(31,330)
Goldman Sachs International
Colombian Peso,
Expiring
1/13/2017	2,378,835,000	800,146	767,522	(32,624)
Polish Zloty,
Expiring
1/13/2017	10,100,000	2,542,403	2,401,703	(140,700)
South African Rand,
Expiring
1/13/2017	280,000	19,661	19,708	47
HSBC
Polish Zloty,
Expiring
12/1/2016	45,800	10,982	10,897	(85)
JP Morgan Chase Bank
Brazilian Real,
Expiring
12/2/2016	7,360,000	2,317,381	2,174,900	(142,481)
Colombian Peso,
Expiring
1/13/2017	1,398,980,000	471,258	451,376	(19,882)
Indian Rupee,
Expiring
1/13/2017	21,655,000	319,772	314,930	(4,842)
Malaysian Ringgit,
Expiring
1/13/2017	16,180,000	3,851,727	3,616,849	(234,878)
Peruvian New Sol,
Expiring
1/9/2017	1,510,000	442,178	440,124	(2,054)
Romanian Leu,
Expiring
1/13/2017	8,260,000	2,008,362	1,945,490	(62,872)

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank (continued)
Thai Baht,
Expiring
1/13/2017	42,960,000	1,228,235	1,203,682	(24,553)
Turkish Lira,
Expiring
1/13/2017	2,400,000	766,724	691,397	(75,327)
Morgan Stanley Capital Services
Brazilian Real,
Expiring
12/2/2016	2,390,000	722,294	706,251	(16,043)
UBS
South African Rand,
Expiring
1/13/2017	2,180,000	151,125	153,443	2,318
Sales:
Bank of America
Indian Rupee,
Expiring
1/13/2017	19,835,000	286,385	288,462	(2,077)
South African Rand,
Expiring
1/13/2017	15,945,000	1,129,049	1,122,316	6,733
Barclays Bank
Indian Rupee,
Expiring
1/13/2017	41,980,000	612,310	610,518	1,792
Philippine Peso,
Expiring
1/13/2017	68,935,000	1,420,461	1,384,970	35,491
South Korean Won,
Expiring
1/13/2017	733,000,000	646,327	626,978	19,349
Citigroup
Argentine Peso,
Expiring
7/13/2017	11,450,000	656,160	632,945	23,215
Brazilian Real,
Expiring
2/2/2017	5,425,000	1,564,889	1,573,583	(8,694)

30

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Citigroup (continued)
Colombian Peso,
Expiring
1/13/2017	534,400,000	175,328	172,422	2,906
Euro,
Expiring
12/30/2016	880,000	929,694	934,381	(4,687)
South Korean Won,
Expiring
1/13/2017	722,095,000	634,401	617,650	16,751
Goldman Sachs International
Mexican New Peso,
Expiring
1/13/2017	1,640,000	87,560	79,267	8,293
Russian Ruble,
Expiring
1/13/2017	284,640,000	4,494,765	4,392,337	102,428
HSBC
Mexican New Peso,
Expiring
1/13/2017	5,930,000	308,687	286,617	22,070
Singapore Dollar,
Expiring
12/30/2016	890,000	624,748	620,962	3,786
JP Morgan Chase Bank
Argentine Peso,
Expiring
12/21/2016	10,100,000	636,822	626,667	10,155
7/13/2017	16,270,000	937,482	899,391	38,091
Brazilian Real,
Expiring
12/2/2016	53,235,000	16,105,543	15,731,084	374,459
Chilean Peso,
Expiring
1/13/2017	633,090,000	949,403	933,293	16,110
Euro,
Expiring
12/30/2016	295,000	313,462	313,230	232
Hong Kong Dollar,
Expiring
1/19/2017	7,265,000	919,970	936,989	(17,019)

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Hungarian Forint,
Expiring
1/13/2017	116,595,000	414,221	395,535	18,686
Indonesian Rupiah,
Expiring
1/13/2017	11,289,550,000	850,437	827,492	22,945
Taiwan Dollar,
Expiring
1/13/2017	59,020,000	1,859,659	1,854,482	5,177
Gross Unrealized Appreciation				731,034
Gross Unrealized Depreciation				(1,630,047)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal

32

amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at November 30, 2016:

OTC Interest Rate Swaps

Notional Amount ($)	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation (Depreciation) ($)
1,700,000	USD - 6 MONTH LIBOR	Morgan Stanley Capital Services	2.62	8/31/2025	(3,423)
5,250,000	PLN - 1 YEAR LIBOR	Citigroup	2.72	6/1/2025	4,151

Gross Unrealized Appreciation					4,151
Gross Unrealized Depreciation					(3,423)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of November 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	4,151	[1]	Interest rate risk	(3,423)	[1]
Foreign exchange risk	731,034	[2]	Foreign exchange risk	(1,747,585)	[2,3]
Gross fair value of derivative contracts	735,185			(1,751,008)

Statement of Assets and Liabilities location:
[1]	Unrealized appreciation (depreciation) on swap agreements.
[2]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[3]	Outstanding options written, at value.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Options Transactions	[1]	Forward Contracts	[2]	Swap Transactions	[3]	Total
Interest rate	-		-		426,389		426,389
Foreign exchange	190,443		(5,139,634)		-		(4,949,191)
Total	190,443		(5,139,634)		426,389		(4,522,802)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Options Transactions	[4]	Forward Contracts	[5]	Swap Transactions	[6]	Total
Interest rate	-		-		(374,181)		(374,181)
Foreign exchange	(108,527)		483,356		-		374,829
Total	(108,527)		483,356		(374,181)		648

Statement of Operations location:
[1]	Net realized gain (loss) on options transactions.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net realized gain (loss) on swap transactions.
[4]	Net unrealized appreciation (depreciation) on options transactions.
[5]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[6]	Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

34

At November 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	-	(117,538)
Forward contracts	731,034	(1,630,047)
Swaps	4,151	(3,423)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	735,185	(1,751,008)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	735,185	(1,751,008)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of November 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	6,733		(6,733)	-		-
Barclays Bank	56,632		(56,632)	-		-
Citigroup	47,023		(47,023)	-		-
Goldman Sachs International	110,768		(110,768)	-		-
HSBC	25,856		(85)	-		25,771
JP Morgan Chase Bank	485,855		(485,855)	-		-
UBS	2,318		-	-		2,318
Total	735,185		(707,096)	-		28,089

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(592,169)		6,733	504,000		(81,436)
Barclays Bank	(158,543)		56,632	101,911		-
Citigroup	(126,431)		47,023	-		(79,408)
Goldman Sachs International	(212,905)		110,768	1,000		(101,137)
HSBC	(85)		85	-		-
JP Morgan Chase Bank	(641,409)		485,855	-		(155,554)
Morgan Stanley Capital Services	(19,466)		-	-		(19,466)
Total	(1,751,008)		707,096	606,911		(437,001)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2016:

Average Market Value ($)
Foreign currency options contracts	43,900
Forward contracts	98,449,517

The following summarizes the average notional value of swap agreements outstanding during the period ended November 30, 2016:

Average Notional Value ($)
Interest rate swap agreements	5,780,345

At November 30, 2016, accumulated net unrealized depreciation on investments was $13,750,528, consisting of $1,133,937 gross unrealized appreciation and $14,884,465 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

36

NOTES

37

For More Information

Dreyfus Emerging Markets Debt Local Currency Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DDBAX Class C: DDBCX Class I: DDBIX Class Y: DDBYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6081SA1116

Dreyfus Equity Income Fund

SEMIANNUAL REPORT November 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Equity Income Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2016 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite occasional bouts of volatility stemming from economic and political developments. In the wake of a robust market rally during the spring of 2016, a referendum in the United Kingdom to leave the European Union triggered heightened market turbulence in June. The market rally resumed over the summer as geopolitical concerns eased, and several broad measures of stock market performance climbed to record highs. Stock prices moderated prior to U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2016 through November 30, 2016, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, and Peter D. Goslin, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2016, Dreyfus Equity Income Fund’s Class A shares produced a total return of 6.35%, Class C shares returned 5.96%, Class I shares returned 6.53%, and Class Y shares returned 6.48%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “Index”), provided a total return of 6.00% for the same period.2

U.S. stocks gained ground during the reporting period on the strength of moderate domestic economic growth and expectations of new fiscal and tax policies from the U.S. government. The fund’s relative performance as compared to the Index was primarily due to strong security selections in the information technology and health care sectors.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks. When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, we generally select what we believe to be the most attractive of the higher-ranked securities. We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Economic and Political Developments Drove Equity Markets

U.S. equities started the reporting period on a strong note, driven higher by positive employment data, rebounding commodity prices, and the decision by the Federal Reserve Board to delay further interest rate increases in light of global economic uncertainties. The market’s advance faltered later in June over concerns regarding the United Kingdom’s (UK) referendum to leave the European Union, but the declines proved short lived after investors realized that the UK’s departure would not take place immediately, and that the long-term global economic impact was likely to be limited. By early July, the market had regained most of the ground it had lost. Stocks continued advancing amid encouraging domestic economic data, and the Index climbed to new record highs over the summer.

U.S. stock prices remained flat in September and gave back some of their previous gains in October when investors responded cautiously to political uncertainty ahead of the presidential election. After the election, U.S. stocks rallied broadly to new record highs as investors revised their expectations for future U.S. fiscal and tax policies, which many believed could boost U.S. economic growth and foster a friendlier business environment for certain industry groups. Indeed, more than half of the Index’s gains for the reporting period were achieved in the weeks following the election.

Valuation Factors Enhanced Fund Performance

The valuation factors considered by the fund’s disciplined stock selection process proved highly effective during the reporting period when investors favored fundamentally sound

3

DISCUSSION OF FUND PERFORMANCE (continued)

companies with reasonable or inexpensive market capitalizations. Over the reporting period’s first half, investors seeking competitive levels of current income flocked to the dividend-paying stocks on which the fund primarily focuses, but demand for higher yielding equities moderated over the second half.

In this environment, the fund benefited from strong security selections in the information technology sector, where holdings such as data storage specialist Seagate Technology and technology infrastructure provider Hewlett Packard Enterprise fared especially well. In the health care sector, pharmaceutical developer Merck & Co. surged higher in post-election trading amid investor expectations that previous drug-pricing pressures would abate and the Affordable Care Act would be repealed under the new presidential administration. Likewise, natural gas transporter ONEOK and banking giant JPMorgan Chase & Co. gained value in anticipation of reduced regulatory burdens.

On the other hand, an underweighted position in the financial sector prevented the fund from participating more fully in its gains toward the end of the reporting period, and lack of exposure to Bank of America especially weighed on relative results. In other areas, the fund experienced performance shortfalls from tobacco seller Philip Morris International, utility FirstEnergy, and office equipment producer Pitney Bowes.

Maintaining a Focus on Fundamentals

In our analysis, investors are likely to return their focus to underlying company fundamentals when economic conditions stabilize and the business implications of new government policies become clearer. We have maintained the fund’s disciplined investment approach, which favors high-quality companies with attractive valuations, high dividends, and the potential for earnings growth. Although the fund’s assets have remained broadly diversified across the Index’s various economic sectors, our quantitative models recently have identified an ample number of opportunities in the telecommunications services, utilities, consumer staples, and energy sectors, but we have found fewer stocks meeting our criteria in the industrials, consumer discretionary, financials, and healthcare sectors.

December 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2  Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.69	$9.55	$4.40	$4.35
Ending value (after expenses)	$1,063.50	$1,059.60	$1,065.30	$1,064.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.57	$9.35	$4.31	$4.26
Ending value (after expenses)	$1,019.55	$1,015.79	$1,020.81	$1,020.86

†  Expenses are equal to the fund's annualized expense ratio of 1.10% for Class A, 1.85% for Class C, .85% for Class I and .84% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

November 30, 2016 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Automobiles & Components - 2.1%
Ford Motor	431,600		5,161,936
General Motors	26,400		911,592
			6,073,528
Banks - 3.3%
JPMorgan Chase & Co.	115,505		9,260,036
New York Community Bancorp	17,150		274,057
			9,534,093
Capital Goods - 5.2%
Boeing	17,400		2,619,744
General Dynamics	3,660		641,781
General Electric	324,250		9,973,930
Northrop Grumman	1,850		461,853
Raytheon	4,970		743,214
Timken	7,200		281,160
			14,721,682
Commercial & Professional Services - 1.2%
ManpowerGroup	18,300		1,563,003
Pitney Bowes	133,215		1,911,635
			3,474,638
Consumer Durables & Apparel - .4%
Brunswick	15,000		751,800
Leggett & Platt	9,500		456,570
			1,208,370
Consumer Services - 3.8%
Carnival	6,950		357,300
Darden Restaurants	134,000		9,822,200
Las Vegas Sands	12,100		758,307
			10,937,807
Diversified Financials - .5%
Ares Capital	46,163	[a]	740,455
Donnelley Financial Solutions	20,325		387,598
Federated Investors, Cl. B	13,100		360,119
			1,488,172
Energy - 9.9%
Chevron	15,760		1,758,186
CVR Energy	31,200	[a]	521,976
Exxon Mobil	79,410		6,932,493

6

Common Stocks - 99.3% (continued)	Shares		Value ($)
Energy - 9.9% (continued)
HollyFrontier	5,200		149,604
Kinder Morgan	33,700		748,140
Marathon Petroleum	21,200		996,824
Nabors Industries	25,400		408,940
Noble	46,100	[a]	286,742
Occidental Petroleum	8,200		585,152
ONEOK	167,400		9,195,282
Spectra Energy	7,900		323,505
Valero Energy	92,800		5,712,768
Williams Cos.	20,000		614,000
			28,233,612
Food & Staples Retailing - 2.9%
Wal-Mart Stores	116,040		8,172,697
Food, Beverage & Tobacco - 6.5%
Altria Group	129,870		8,302,589
Coca-Cola	16,200		653,670
Philip Morris International	110,290		9,736,401
			18,692,660
Health Care Equipment & Services - .1%
Abbott Laboratories	8,280		315,220
Household & Personal Products - 2.5%
Kimberly-Clark	41,400		4,786,254
Procter & Gamble	28,700		2,366,602
			7,152,856
Insurance - 1.9%
Old Republic International	97,600		1,744,112
Principal Financial Group	13,000		749,970
Prudential Financial	30,405		3,058,743
			5,552,825
Materials - 2.2%
Dow Chemical	52,500		2,925,300
LyondellBasell Industries, Cl. A	13,200		1,192,224
Nucor	33,300		2,070,927
			6,188,451
Media - .1%
TEGNA	16,600		372,338
Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
AbbVie	158,030		9,608,224
Amgen	12,800		1,844,096

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 11.3% (continued)
Eli Lilly & Co.	5,770		387,282
Gilead Sciences	9,000		663,300
Johnson & Johnson	88,550		9,855,615
Merck & Co.	33,210		2,032,120
Pfizer	249,957		8,033,618
			32,424,255
Real Estate - 8.7%
Annaly Capital Management	267,110	[b]	2,729,864
Camden Property Trust	9,200	[b]	724,132
Chimera Investment	190,620	[b]	3,232,915
DDR	59,400	[b]	904,068
Equity Residential	8,900	[b]	534,089
General Growth Properties	13,300	[b]	337,022
Hospitality Properties Trust	14,340	[b]	415,788
Host Hotels & Resorts	108,400	[b]	1,933,856
Lamar Advertising, Cl. A	5,200	[b]	344,708
Macerich	12,600	[b]	855,414
MFA Financial	722,400	[b]	5,649,168
Public Storage	3,900	[b]	816,270
Starwood Property Trust	169,500	[b]	3,808,665
Tanger Factory Outlet Centers	16,500	[b]	568,755
Two Harbors Investment	163,800	[b]	1,420,146
WP Carey	12,200	[b]	709,064
			24,983,924
Retailing - 3.1%
Best Buy	84,400		3,857,080
Kohl's	26,200		1,410,346
Target	47,500		3,668,900
			8,936,326
Semiconductors & Semiconductor Equipment - 2.3%
Intel	105,995		3,678,026
KLA-Tencor	3,700		295,408
Texas Instruments	33,000		2,439,690
			6,413,124
Software & Services - 10.3%
CA	135,450		4,328,982
International Business Machines	52,990		8,596,038
Leidos Holdings	2,300		117,760
Microsoft	112,385		6,772,320

8

Common Stocks - 99.3% (continued)	Shares		Value ($)
Software & Services - 10.3% (continued)
Oracle	6,790		272,890
Paychex	43,300		2,552,535
Western Union	212,500	[a]	4,468,875
Xerox	250,900		2,345,915
			29,455,315
Technology Hardware & Equipment - 8.1%
Apple	82,720		9,142,214
Cisco Systems	41,200		1,228,584
HP	654,050		10,072,370
Seagate Technology	69,350	[a]	2,780,935
			23,224,103
Telecommunication Services - 6.4%
AT&T	241,560		9,331,463
CenturyLink	155,900		3,666,768
Verizon Communications	106,670		5,322,833
			18,321,064
Transportation - .4%
United Parcel Service, Cl. B	10,420		1,207,886
Utilities - 6.1%
American Electric Power	43,360		2,560,408
Avangrid	22,400		810,208
CMS Energy	8,650		347,903
DTE Energy	10,700		996,063
Duke Energy	12,900		951,633
Entergy	9,100		625,443
Exelon	16,900		549,419
FirstEnergy	289,800		9,067,842
PPL	47,400		1,586,004
			17,494,923
Total Common Stocks (cost $247,822,945)			284,579,869
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,514,107)	2,514,107	[c]	2,514,107

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $1,822,813)	1,822,813	[c]	1,822,813
Total Investments (cost $252,159,865)	100.8%		288,916,789
Liabilities, Less Cash and Receivables	(.8%)		(2,408,180)
Net Assets	100.0%		286,508,609

aSecurity, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $6,417,781 and the value of the collateral held by the fund was $6,778,301, consisting of cash collateral of $1,822,813 and U.S. Government & Agency securities valued at $4,955,488.
bInvestment in real estate investment trust.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Software & Services	10.3
Energy	9.9
Real Estate	8.7
Technology Hardware & Equipment	8.1
Food, Beverage & Tobacco	6.5
Telecommunication Services	6.4
Utilities	6.1
Capital Goods	5.2
Consumer Services	3.8
Banks	3.3
Retailing	3.1
Food & Staples Retailing	2.9
Household & Personal Products	2.5
Semiconductors & Semiconductor Equipment	2.3
Materials	2.2
Automobiles & Components	2.1
Insurance	1.9
Money Market Investments	1.5
Commercial & Professional Services	1.2
Diversified Financials	.5
Consumer Durables & Apparel	.4
Transportation	.4
Health Care Equipment & Services	.1
Media	.1
100.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,417,781)—Note 1(b):
Unaffiliated issuers	247,822,945	284,579,869
Affiliated issuers	4,336,920	4,336,920
Cash		410,366
Receivable for investment securities sold		23,446,174
Dividends and securities lending income receivable		911,185
Receivable for shares of Beneficial Interest subscribed		358,722
Prepaid expenses		30,675
		314,073,911
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		252,900
Payable for investment securities purchased		25,242,966
Liability for securities on loan—Note 1(b)		1,822,813
Payable for shares of Beneficial Interest redeemed		158,290
Accrued expenses		88,333
		27,565,302
Net Assets ($)		286,508,609
Composition of Net Assets ($):
Paid-in capital		248,083,782
Accumulated undistributed investment income—net		1,169,602
Accumulated net realized gain (loss) on investments		498,301
Accumulated net unrealized appreciation (depreciation) on investments		36,756,924
Net Assets ($)		286,508,609

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	218,352,632	22,178,569	43,658,750	2,318,658
Shares Outstanding	12,555,117	1,293,870	2,500,855	133,003
Net Asset Value Per Share ($)	17.39	17.14	17.46	17.43

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,601,318
Affiliated issuers	2,434
Income from securities lending—Note 1(b)	26,484
Total Income	5,630,236
Expenses:
Management fee—Note 3(a)	1,010,776
Shareholder servicing costs—Note 3(c)	453,556
Distribution fees—Note 3(b)	75,925
Registration fees	31,679
Professional fees	28,983
Custodian fees—Note 3(c)	17,743
Prospectus and shareholders’ reports	11,752
Trustees’ fees and expenses—Note 3(d)	9,559
Loan commitment fees—Note 2	2,804
Miscellaneous	11,507
Total Expenses	1,654,284
Less—reduction in expenses due to undertaking—Note 3(a)	(135,896)
Less—reduction in fees due to earnings credits—Note 3(c)	(895)
Net Expenses	1,517,493
Investment Income—Net	4,112,743
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,040,736
Net unrealized appreciation (depreciation) on investments	9,247,141
Net Realized and Unrealized Gain (Loss) on Investments	12,287,877
Net Increase in Net Assets Resulting from Operations	16,400,620

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations ($):
Investment income—net	4,112,743	7,504,094
Net realized gain (loss) on investments	3,040,736	7,344,777
Net unrealized appreciation (depreciation) on investments	9,247,141	(12,894,817)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,400,620	1,954,054
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,063,774)	(6,076,979)
Class C	(221,564)	(390,126)
Class I	(476,910)	(677,892)
Class Y	(35,947)	(84,741)
Net realized gain on investments:
Class A	-	(12,491,681)
Class C	-	(1,058,042)
Class I	-	(1,086,444)
Class Y	-	(185,745)
Total Dividends	(3,798,195)	(22,051,650)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	23,736,866	40,050,852
Class C	4,423,348	5,221,054
Class I	22,540,706	11,316,006
Class Y	-	1,961,079
Dividends reinvested:
Class A	2,771,101	17,283,680
Class C	148,595	972,357
Class I	390,946	1,263,553
Class Y	35,646	267,108
Cost of shares redeemed:
Class A	(25,178,595)	(54,511,974)
Class C	(1,544,565)	(4,717,939)
Class I	(5,268,559)	(15,732,134)
Class Y	(45,000)	(3,301,595)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	22,010,489	72,047
Total Increase (Decrease) in Net Assets	34,612,914	(20,025,549)
Net Assets ($):
Beginning of Period	251,895,695	271,921,244
End of Period	286,508,609	251,895,695
Undistributed investment income—net	1,169,602	855,054

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,393,364	2,444,185
Shares issued for dividends reinvested	164,209	1,105,022
Shares redeemed	(1,478,221)	(3,321,905)
Net Increase (Decrease) in Shares Outstanding	79,352	227,302
Class Ca
Shares sold	263,465	325,511
Shares issued for dividends reinvested	8,924	63,252
Shares redeemed	(92,540)	(294,363)
Net Increase (Decrease) in Shares Outstanding	179,849	94,400
Class Ia
Shares sold	1,311,531	689,686
Shares issued for dividends reinvested	23,045	79,838
Shares redeemed	(306,587)	(929,836)
Net Increase (Decrease) in Shares Outstanding	1,027,989	(160,312)
Class Y
Shares sold	-	126,199
Shares issued for dividends reinvested	2,107	17,043
Shares redeemed	(2,669)	(209,938)
Net Increase (Decrease) in Shares Outstanding	(562)	(66,696)

[a]

During the period ended November 30, 2016 2,204 Class C shares representing $36,472 were exchanged for 2,164 Class I shares and during the period ended May 31, 2016 1,022 Class A shares representing $17,412 were exchanged for 1,018 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended November 30, 2016
		Year Ended May 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.59	18.01	17.55	15.42	13.16	13.23
Investment Operations:
Investment income—net[a]	.26	.52	.48	.45	.50	.39
Net realized and unrealized gain (loss) on investments	.79	(.37)	.94	2.28	2.40	.01
Total from Investment Operations	1.05	.15	1.42	2.73	2.90	.40
Distributions:
Dividends from investment income—net	(.25)	(.50)	(.48)	(.42)	(.49)	(.36)
Dividends from net realized gain on investments	-	(1.07)	(.48)	(.18)	(.15)	(.11)
Total Distributions	(.25)	(1.57)	(.96)	(.60)	(.64)	(.47)
Net asset value, end of period	17.39	16.59	18.01	17.55	15.42	13.16
Total Return (%)[b]	6.35[c]	1.54	8.41	18.11	22.65	3.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[d]	1.21	1.21	1.21	1.30	1.80
Ratio of net expenses to average net assets	1.10[d]	1.10	1.10	1.10	1.15	1.19
Ratio of net investment income to average net assets	3.08[d]	3.12	2.69	2.75	3.48	2.99
Portfolio Turnover Rate	35.16[c]	65.19	42.17	20.36	53.66	66.38
Net Assets, end of period ($ x 1,000)	218,353	206,929	220,644	178,781	107,425	51,754

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016
		Year Ended May 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.36	17.79	17.35	15.26	13.03	13.10
Investment Operations:
Investment income—net[a]	.20	.39	.34	.33	.39	.30
Net realized and unrealized gain (loss) on investments	.77	(.37)	.93	2.25	2.37	.01
Total from Investment Operations	.97	.02	1.27	2.58	2.76	.31
Distributions:
Dividends from investment income—net	(.19)	(.38)	(.35)	(.31)	(.38)	(.27)
Dividends from net realized gain on investments	-	(1.07)	(.48)	(.18)	(.15)	(.11)
Total Distributions	(.19)	(1.45)	(.83)	(.49)	(.53)	(.38)
Net asset value, end of period	17.14	16.36	17.79	17.35	15.26	13.03
Total Return (%)[b]	5.96[c]	.80	7.59	17.18	21.74	2.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92[d]	1.92	1.92	2.00	2.11	2.96
Ratio of net expenses to average net assets	1.85[d]	1.85	1.85	1.85	1.90	2.00
Ratio of net investment income to average net assets	2.32[d]	2.39	1.94	2.00	2.76	2.30
Portfolio Turnover Rate	35.16[c]	65.19	42.17	20.36	53.66	66.38
Net Assets, end of period ($ x 1,000)	22,179	18,222	18,137	15,077	7,715	4,148

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

16

	Six Months Ended November 30, 2016
		Year Ended May 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.65	18.08	17.61	15.47	13.20	13.26
Investment Operations:
Investment income—net[a]	.28	.54	.52	.50	.55	.42
Net realized and unrealized gain (loss) on investments	.80	(.36)	.95	2.28	2.39	.02
Total from Investment Operations	1.08	.18	1.47	2.78	2.94	.44
Distributions:
Dividends from investment income—net	(.27)	(.54)	(.52)	(.46)	(.52)	(.39)
Dividends from net realized gain on investments	-	(1.07)	(.48)	(.18)	(.15)	(.11)
Total Distributions	(.27)	(1.61)	(1.00)	(.64)	(.67)	(.50)
Net asset value, end of period	17.46	16.65	18.08	17.61	15.47	13.20
Total Return (%)	6.53[b]	1.80	8.61	18.47	22.96	3.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.92	.92	.96	1.12	1.60
Ratio of net expenses to average net assets	.85[c]	.85	.85	.85	.90	.93
Ratio of net investment income to average net assets	3.30[c]	3.32	2.93	2.99	3.74	3.31
Portfolio Turnover Rate	35.16[b]	65.19	42.17	20.36	53.66	66.38
Net Assets, end of period ($ x 1,000)	43,659	24,525	29,527	29,862	11,878	3,208

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016
		Year Ended May 31,
Class Y Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	16.63	18.04	17.61	15.26
Investment Operations:
Investment income—net[b]	.29	.56	.55	.38
Net realized and unrealized gain (loss) on investments	.78	(.36)	.88	2.51
Total from Investment Operations	1.07	.20	1.43	2.89
Distributions:
Dividends from investment income—net	(.27)	(.54)	(.52)	(.36)
Dividends from net realized gain on investments	-	(1.07)	(.48)	(.18)
Total Distributions	(.27)	(1.61)	(1.00)	(.54)
Net asset value, end of period	17.43	16.63	18.04	17.61
Total Return (%)	6.48[c]	1.85	8.50	19.27[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85[d]	.84	.84	.97[d]
Ratio of net expenses to average net assets	.84[d]	.84	.84	.85[d]
Ratio of net investment income to average net assets	3.34[d]	3.37	3.21	2.75[d]
Portfolio Turnover Rate	35.16[c]	65.19	42.17	20.36
Net Assets, end of period ($ x 1,000)	2,319	2,221	3,614	824

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

20

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	284,293,127	-	-	284,293,127
Equity Securities - Foreign Common Stocks†	286,742	-	-	286,742
Registered Investment Companies	4,336,920	-	-	4,336,920

† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2016, The Bank

22

of New York Mellon earned $4,935 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2016 were as follows:

Affiliated Investment Company	Value 5/31/2016 ($)	Purchases ($)	Sales ($)	Value 11/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	4,458,032	28,702,999	33,161,031	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund††	742,258	30,308,304	28,536,455	2,514,107.9
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	12,884,003	11,061,190	1,822,813.6
Total	5,200,290	71,895,306	72,758,676	4,336,920	1.5

† During the period ended November 30, 2016, the Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Preferred Money Market Fund.
†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2016 was as follows: ordinary income $7,229,738 and long-term capital gains $14,821,912. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2016 through October 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that direct annual fund operating expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .85% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $135,896 during the period ended November 30, 2016.

24

During the period ended November 30, 2016, the Distributor retained $7,889 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2016, Class C shares were charged $75,925 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2016, Class A and Class C shares were charged $268,008 and $25,308, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $37,381 for transfer agency services and $1,972 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $895.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $17,743 pursuant to the custody agreement.

During the period ended November 30, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $174,391, Distribution Plan fees $13,138, Shareholder Services Plan fees $48,868, custodian fees $28,802, Chief Compliance Officer fees $6,501 and transfer agency fees $8,771, which are offset against an expense reimbursement currently in effect in the amount of $27,571.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2016, amounted to $115,801,035 and $93,824,788, respectively.

At November 30, 2016, accumulated net unrealized appreciation on investments was $36,756,924, consisting of $40,513,918 gross unrealized appreciation and $3,756,994 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Dreyfus Equity Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DQIAX Class C: DQICX Class I: DQIRX Class Y: DQIYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6144SA1116

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)